Distribution, Administrative and Selling Expenses. (Tables)	12 Months Ended
Dec. 31, 2023
Distribution, Administrative and Selling Expenses. [Abstract]
Schedule of the Amount of Distribution, Administrative and Selling Expenses	The amount of distribution, administrative and selling expenses by nature is:
	Year ended December 31,
	2023	2022	2021
Employee benefits (Note 30)	1,680,016	1,577,911	1,285,924
Depreciation and amortization	554,771	505,068	465,073
Taxes other than income tax	355,937	343,794	266,605
Fuels and power	263,180	251,046	192,001
Repairs and maintenance	239,911	242,659	202,209
Advertising	158,591	165,589	143,073
Commissions on debit and credit cards	156,798	139,288	102,284
Security services	113,538	104,796	93,218
Services	107,188	110,614	75,621
Professional fees	96,204	100,002	85,281
Cleaning services	87,412	74,898	65,962
Leases	62,666	61,234	46,502
Packaging and marking materials	57,611	55,874	41,085
Insurance	51,947	48,036	42,934
Administration of trade premises	49,710	43,382	37,421
Transport	44,149	44,904	47,359
Outsourced employees	43,767	55,336	37,692
Credit loss expense (a)	25,208	34,812	42,018
Travel expenses	17,139	18,922	10,384
Commissions	16,394	13,588	9,386
Other provision expenses	14,887	15,482	20,572
Cleaning and cafeteria	10,850	10,686	9,306
Other commissions	9,505	10,557	8,678
Legal expenses	8,964	10,514	7,235
Seguros Éxito collaboration agreement	6,537	-	-
Stationery, supplies and forms	6,529	5,738	4,804
Ground transportation	4,529	4,240	5,447
Autos Éxito collaboration agreement	817	1,847	805
Other	238,238	181,070	141,041
Total distribution, administrative and selling expenses	4,482,993	4,231,887	3,489,920
Distribution expenses	2,428,475	2,253,239	1,856,544
Administrative and selling expenses	374,502	400,737	347,452
Employee benefit expenses	1,680,016	1,577,911	1,285,924
(a)	This amount includes the following items:

Schedule of Credit Loss Expense	This amount includes the following items:
	Year ended December 31
	2023	2022	2021
Allowance for expected credit losses (Note 8.1)	23,387	30,802	39,615
Write-off of receivables	1,154	2,685	1,685
Hyperinflationary adjustments	667	1,325	718
Total	25,208	34,812	42,018